                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 28-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton Schutz         Rochester, NY 14618       February 11, 2008
         ----------------         -------------------       -----------------
           [Signature]               [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $154,962 (in thousands)
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

      ITEM 1           ITEM 2     ITEM 3     ITEM 4              ITEM 5        IITEM 6   ITEM 7           ITEM 8
---------------------  ------     ------    --------- -----------------------  -------   ------   ---------------------
                       TITLE                            SHRS                                        VOTING AUTHORITY
                        OF                    VALUE    OR PRN            PUT/  INVSTMNT  OTHER
  NAME OF ISSUER       CLASS      CUSIP     (X $1000)    AMT     SH/PRN  CALL  DISCRETN   MGRS      SOLE   SHARED  NONE
ASSURED GUARANTY        COM     G0585R106    6,635     250,000     SH            SOLE             250,000     0     0
CRMH HOLDINGS           COM     G2554P103    6,070     775,281     SH            SOLE             775,281     0     0
INVESCO LTD             SHS     G149BT108    5,146     164,000     SH            SOLE             164,000     0     0
ALLIANCE
 FINANCIAL              COM     019205103    9,479     364,565     SH            SOLE             364,565     0     0
AMERICAN
 INTERNATIONAL          COM     026874107      875      15,000     SH            SOLE              15,000     0     0
ANNALY CAPITAL
 MANAGEMENT             COM     035710409    3,359     184,780     SH            SOLE             184,780     0     0
ANNALY JAN 17.5         COM     035710409    2,182     120,000     SH    PUT     SOLE             120,000     0     0
BANCORP RHODE
 ISLAND                 COM     059690107    4,642     135,983     SH            SOLE             135,983     0     0
BANK OF AMERICA
 CORP                   COM     060505104    2,063      50,000     SH            SOLE              50,000     0     0
BANK OF NEW YORK
 MELLON                 COM     064058100    4,388      90,000     SH            SOLE              90,000     0     0
BENJAMIN
 FRANKLIN               COM     082073107      786      59,864     SH            SOLE              59,864     0     0
BERKSHIRE HILLS         COM     084680107      736      28,300     SH            SOLE              28,300     0     0
CAPITAL SOUTH
 BANCORP                COM     14056A101       89       9,784     SH            SOLE              9,784      0     0
CENTENNIAL BANK         COM     151345303    3,241     560,696     SH            SOLE             560,696     0     0
CHICOPEE BANCORP        COM     168565109    7,078     546,595     SH            SOLE             546,595     0     0
CITIGROUP               COM     172967101    4,416     150,000     SH            SOLE             150,000     0     0
CITIZENS SOUTH          COM     176682102    6,966     687,683     SH            SOLE             687,683     0     0
CONNECTICUT BANK
 AND TRUST              COM     207546102      908     159,782     SH            SOLE             159,782     0     0
DIME COMMUNITY
 BANK                   COM     253922108      958      75,000     SH            SOLE              75,000     0     0
FIFTH THIRD
 BANCORP                COM     316773100       11         300     SH            SOLE                 300     0     0
FIFTH THIRD
 JAN 35                 COM     316773100      880      80,000     SH    PUT     SOLE              80,000     0     0
FIRST CLOVER
 FINANCIAL              COM     31969M105      291      28,700     SH            SOLE              28,700     0     0
FIRST COMMUNITY
 BANCORP                COM     31983B101      619      15,000     SH            SOLE              15,000     0     0
FIRST HORIZON
 NATIONAL               COM     320517105      545      30,000     SH            SOLE              30,000     0     0
HUDSON CITY
 BANCORP                COM     443683107    5,442     362,300     SH            SOLE             362,300     0     0
IBERIA BANK             COM     450828108    2,992      64,000     SH            SOLE              64,000     0     0
INDEPENDENT BANK        COM     453836108      310      11,400     SH            SOLE              11,400     0     0
INVESTORS
 BANCORP                COM     46146P102    6,296     445,259     SH            SOLE             445,259     0     0
LSB CORP                COM     50215P100      925      57,800     SH            SOLE              57,800     0     0
MFA MORTGAGE            COM     55272X102    5,088     550,000     SH            SOLE             550,000     0     0
NEW ENGLAND             COM
 BANKSHARES             NEW     643863202    1,316     122,879     SH            SOLE             122,879     0     0
NEW ALLIANCE
 BANKSHARES             COM     650203102    2,304     200,000     SH            SOLE             200,000     0     0
NORTHERN TRUST          COM     665859104    1,149     15,000      SH            SOLE              15,000     0     0
OCEAN FIRST
 FINANCIAL              COM     675234108      223      14,082     SH            SOLE              14,082     0     0
OSAGE BANKSHARES        COM     68764U106      946     112,348     SH            SOLE             112,348     0     0
PNC                     COM     693475105    4,760      72,500     SH            SOLE              72,500     0     0
PAMRAPO BANK            COM     697738102      185       9,156     SH            SOLE               9,156     0     0
PARKVALE
 FINANCIAL              COM     701492100      472      17,024     SH            SOLE              17,024     0     0
PEOPLES BANK            COM     712704105    8,028     450,985     SH            SOLE             450,985     0     0
PORTER BANCORP          COM     736233107    3,869     195,880     SH            SOLE             195,880     0     0
PRUDENTIAL              COM     744320102    1,396      15,000     SH            SOLE              15,000     0     0
ROME BANCORP            COM     77587P103    2,937     253,837     SH            SOLE             253,837     0     0
SLM CORP                COM     78442P106    5,539     275,000     SH            SOLE             275,000     0     0
SOUTH FINANCIAL         COM     837841105    1,319      84,375     SH            SOLE              84,375     0     0
SOVEREIGN
 BANCORP                COM     845905108    2,588     227,000     SH            SOLE             227,000     0     0
STERLING
 BANCSHARES             COM     858907108    1,938     173,699     SH            SOLE             173,699     0     0

      ITEM 1           ITEM 2     ITEM 3     ITEM 4              ITEM 5        IITEM 6   ITEM 7           ITEM 8
---------------------  ------     ------    ---------   ---------------------  -------   ------   ---------------------
                       TITLE                            SHRS                                        VOTING AUTHORITY
                        OF                    VALUE    OR PRN            PUT/  INVSTMNT  OTHER
  NAME OF ISSUER       CLASS      CUSIP     (X $1000)    AMT     SH/PRN  CALL  DISCRETN   MGRS      SOLE   SHARED  NONE
STERLING BANCORP        COM     859158107    4,613     338,218     SH            SOLE             338,218     0     0
SUN AMERICAN            COM
 BANCORP                NEW     86664A202      804     214,871     SH            SOLE             214,871     0     0
SUNTRUST INC            COM     867914103    2,187      35,000     SH            SOLE              35,000     0     0
SUPERIOR BANCORP        COM     86806M106      255      47,522     SH            SOLE              47,522     0     0
TCF FINANCIAL           COM     872275102    2,196     122,500     SH            SOLE             122,500     0     0
TEXAS CAPITAL
 BANCSHARES             COM     88224Q107    1,378      75,500     SH            SOLE              75,500     0     0
US BANCORP              COM
                        NEW     902973304    1,111      35,000     SH            SOLE              35,000     0     0
VIEWPOINT
 FINANCIAL              COM     926727108    5,282     319,517     SH            SOLE             319,517     0     0
WILLOW FINANCIAL        COM     97111W101    4,751     566,248     SH            SOLE             566,248     0     0